Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000191101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[1]	3.87%	0.54%	1.91%
C000051334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Average Annual Return, Percent		1.52%	0.08%	1.65%
C000024644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Average Annual Return, Percent		1.81%	(0.47%)	1.13%
C000024642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Average Annual Return, Percent		(1.13%)	(0.64%)	1.29%
Without Sales Load [Member] | C000051334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F Shares — excluding sales load
Average Annual Return, Percent		3.60%	0.28%	1.75%
Without Sales Load [Member] | C000024644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		2.81%	(0.47%)	1.13%
Without Sales Load [Member] | C000024642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		3.49%	0.28%	1.75%
Morningstar Municipal National Long Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal National Long Funds Average
Average Annual Return, Percent		3.82%	0.42%	1.94%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.32%	1.08%	2.25%

[1]
The Fund’s Institutional Shares commenced operations on July 27, 2017. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares.